Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Advertising costs incurred	$ 4.9	$ 8.0	$ 2.5
Maximum estimated revenue-producing lives of computer software products from the date of release	3 years
Defined Benefit Plan, Plan Assets at Fair Value, Valuation Inputs	Four
Intelligent Processing Solutions Ltd.
Summary Of Significant Accounting Policies [Line Items]
Percentage of Ownership interest	51.00%
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	20 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	50 years
Machinery and Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Machinery and Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Rental Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Internal-Use Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Internal-Use Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years